DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss) (Details) - Designated as Hedging Instrument - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Euro-denominated long-term debt
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	$ (664)	$ 249
Euro-denominated commercial paper
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	(139)	72
Cross currency swap agreements
Derivative [Line Items]
Gain (loss) on net investment hedges recognized in accumulated other comprehensive income	$ (868)	$ 190